A summary of right-of-use assets is as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets, beginning balance	$ 2,885,662	$ 2,848,400
Office lease additions - cost, mergers and acquisitions		775,392
Depreciation	(924,883)	(729,573)
Effect of movement in exchange rates	139,217	(8,557)
Right-of-use assets, ending balance	$ 2,099,996	$ 2,885,662